Warrants - Schedule of Warrant Activity (Details)	12 Months Ended
Dec. 31, 2024 shares
Investor D Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance	254,732
Issuance	42,217
Exercised	(170,625)
Forfeited / cancelled
Exchanged for Investor D Note	(126,324)
Outstanding Balance
Investor E (January 2024) Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance
Issuance	831,895
Exercised	(181,449)
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	650,446
July 2024 Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance
Issuance	1,014,219
Exercised
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	1,014,219
Placement Agent warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance
Issuance	21,682
Exercised
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	21,682
Private Placement Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance	229,520
Issuance
Exercised
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	229,520
PIPE Investor Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance	20,000
Issuance
Exercised
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	20,000
Public Stockholders' Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance	422,000
Issuance
Exercised
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	422,000
Legacy Warrants [Member]
Schedule of Warrant Activity [Line Items]
Outstanding Balance	1,957
Issuance
Exercised
Forfeited / cancelled
Exchanged for Investor D Note
Outstanding Balance	1,957